PROVISION FOR CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contingencies Broken Down

	06/30/2018	12/31/2017
Labor	603,359	697,190
Tax	692,358	660,304
Civil	8,104	10,941
Total provisions	1,303,821	1,368,435

	2017	2016
Labor	697,190	543,026
Tax	660,304	576,133
Civil	10,941	9,915

Total provisions	1,368,435	1,129,074

Summary of Activity of Contingency Provision

The following summarizes the activity of the contingency provision:

	Labor	Tax	Civil	Total
Balance in 12/31/2017	697,190	660,304	10,941	1,368,435
Inflation adjustment	(14,424)	48,224	324	34,124
Additions/(reversals)	608	(56,063)	(840)	(56,295)
Write-offs for payment/terminations	(80,015)	39,893	(2,321)	(42,443)
Balance in 06/30/2018	603,359	692,358	8,104	1,303,821

The following summarizes the activity of the contingency provision:

	Labor	Tax	Civil	Total
Balance originally stated at December 31, 2015	849,477	492,357	3,093,132	4,434,966
Restatement adjustments to prior years	2,059		620,112	622,171

Balance at December 31, 2015 (restated)	851,536	492,357	3,713,244	5,057,137

Inflation adjustment	15,062	87,679	135,686	238,427
Additions/(reversals)	569,521	57,812	433,422	1,060,755
Write-offs for payment/terminations	(130,425)	(61,715)	(499,861)	(692,001)
Reclassification to liabilities subjected to compromise on June 20, 2016	(762,668)		(3,772,576)	(4,535,244)

Balance in 2016	543,026	576,133	9,915	1,129,074

Inflation adjustment	162,695	99,902	1,914	264,511
Additions/(reversals)	92,803	49,616	1,098	143,517
Write-offs for payment/terminations	(101,334)	(65,347)	(1,986)	(168,667)

Balance in 2017	697,190	660,304	10,941	1,368,435

Summary of Breakdown of Contingent Liabilities with Possible Unfavorable Outcome, Not recognized in Accounting

The breakdown of contingent liabilities of the companies not under judicial reorganization with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	06/30/2018	12/31/2017
Labor	62,323	53,328
Tax	26,794,370	26,175,239
Civil	1,191	6,608
Total	26,857,884	26,235,175

The breakdown of contingent liabilities of the companies not under judicial reorganization with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2017	2016
Labor	53,328	36,708
Tax	26,175,239	25,958,044
Civil	191,819	175,064

Total	26,420,386	26,169,816